LOANS - Unsecured loans (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 04, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LOANS
Proceeds from loans due to related parties			¥ 900,000	$ 126,763	¥ 300,000	¥ 1,192,455
Fixed annual interest rate	4.10%		4.10%	4.10%
Kingsoft Group
LOANS
Fixed annual interest rate	3.75%		3.75%	3.75%
Kingsoft Group | Loan Facility
LOANS
Maximum borrowing capacity		¥ 1,500,000,000,000
Kingsoft Group | Unsecured Loan Facility of 5,00,000 [Member]
LOANS
Maximum borrowing capacity		¥ 500,000
Debt Instrument, Term		10 months
Proceeds from Lines of Credit	¥ 500,000,000,000
Kingsoft Group | Unsecured Loan Facility of 5,00,000 [Member] | Maximum
LOANS
Debt Instrument, Term		18 months